- Restricted Common Stock and Restricted Stock Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit, stock right to receive Ratio	1
Vested restricted stock units issued during the period	161,623	918,765	74,383
Fair value of vested restricted stock units issued during the period	$ 481,000	$ 8,182,000	$ 446,000
Vested restricted stock units outstanding	930,833	291,882	711,358
Accelerated Vesting, restricted stock units			92,668
Accelerated Compensation Cost			1,000,000
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares and units canceled on vesting for taxes	74,791	257,019	35,758
Value of shares and units canceled on vesting for taxes	196,000	528,000	55,000
Unvested Restricted Stock and Restricted Stock Units, Weighted Average Fair Value	$ 2.61	$ 2.46	$ 3.11	$ 7.99
Restricted Stock and Restricted Stock Units, Granted, Weighted Average Fair Value	$ 2.83	$ 2.08	$ 2.38
Restricted Stock and Restricted Stock Units, Vested, Weighted Average Fair Value	$ 2.37	$ 2.83	$ 8.68
Restricted Stock and Restricted Stock Units, Forfeitures, Weighted Average Fair Value	$ 3.21	$ 5.82	$ 7.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested Restricted Stock and Restricted Stock Units	1,516,778	1,209,473	1,411,648
Restricted Stock and Restricted Stock Units, Granted	1,107,637	1,145,268	1,025,701
Restricted Stock and Restricted Stock Units, vested during the period	(808,742)	(824,120)	(470,294)
Restricted Stock and Restricted Stock Units, Forfeited	(325,601)	(13,843)	(757,582)
Unvested Restricted Stock and Restricted Stock Units	1,490,072	1,516,778	1,209,473
Restricted common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	49,000	1,740,000	647,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	8,168	623,664	39,236
Equity-settled awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	1,562,000	596,000	3,434,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	700,568	200,456	431,058
Cash-settled awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option Equity Awards, Vested in Period, Grant-Date Fair Value	$ 308,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted Stock and Restricted Stock Units, vested during the period	100,006	0	0